Other Financial Liabilities - Summary of Unsecured Liabilities by Currency and Maturity (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 43,568,129	$ 15,455,782
Non-current, Maturity	$ 1,461,713,954	$ 748,123,803
U.S. Dollar [Member] | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.59%	6.99%
Nominal Annual Rate	6.49%	6.90%
Current, Maturity	$ 11,426,035	$ 8,528,350
Non-current, Maturity	$ 1,164,595,519	$ 430,228,859
Unidades de Fomento [Member] | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.00%	6.00%
Nominal Annual Rate	5.48%	5.48%
Current, Maturity	$ 32,142,094	$ 6,927,432
Non-current, Maturity	297,118,435	317,894,944
One to Three Months [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	7,144,997	6,322,081
One to Three Months [Member] | U.S. Dollar [Member] | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	7,144,997	6,322,081
Three to Twelve Months [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	36,423,132	9,133,701
Three to Twelve Months [Member] | U.S. Dollar [Member] | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	4,281,038	2,206,269
Three to Twelve Months [Member] | Unidades de Fomento [Member] | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	32,142,094	6,927,432
One to Two Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	30,793,493	5,574,013
One to Two Years [Member] | Unidades de Fomento [Member] | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	30,793,493	5,574,013
Two to Three Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	30,793,493	5,574,013
Two to Three Years [Member] | Unidades de Fomento [Member] | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	30,793,493	5,574,013
Three to Four Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	30,793,493	5,574,013
Three to Four Years [Member] | Unidades de Fomento [Member] | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	30,793,493	5,574,013
Four to Five Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	30,793,493	5,574,013
Four to Five Years [Member] | Unidades de Fomento [Member] | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	30,793,493	5,574,013
More Than Five Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	1,338,539,982	725,827,751
More Than Five Years [Member] | U.S. Dollar [Member] | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	1,164,595,519	430,228,859
More Than Five Years [Member] | Unidades de Fomento [Member] | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 173,944,463	$ 295,598,892